Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information regarding compensation of our CEO (referred to as our “PEO” in this section) and our other NEOs (the “Non-PEO NEOs”) on an average basis, along with total shareholder return, net income, and Adjusted EBIT for our fiscal years 2024, 2023, 2022, 2021, and 2020, as required by the SEC’s pay versus performance rules. For information regarding the Compensation and Human Capital Committee’s pay-for-performance philosophy and how executive compensation is aligned with Company performance, refer to the CD&A.

Pay Versus Performance Tables (“PVP”)

					Value of Initial Fixed $100 Investment Based On
Year	SCT Total for PEO(1)	CAP to PEO(4)	Average SCT Total for Non-PEO NEOs(1)	Average CAP to Non-PEO NEOs(4)	TSR	Peer Group TSR(2)	Net Income ($mm)	Adjusted EBIT ($mm)(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$10,159,098	$8,929,824	$3,809,192	$3,400,159	$113	$86	$143	$218
2023	$8,642,843	$6,518,542	$2,281,477	$1,577,949	$133	$108	$64	$123
2022	$10,533,675	$(2,915,608)	$3,770,625	$1,515,940	$94	$102	$395	$553
2021	$10,993,750	$24,642,255	$3,792,843	$5,626,233	$153	$151	$288	$398
2020	$9,509,751	$13,440,874	$2,299,341	$2,809,689	$124	$123	$158	$247

Legend

SCT — “Summary Compensation Table”
CAP — “Compensation Actually Paid”
TSR — “Total Shareholder Return”

(1)	The following individuals are included as PEO and Non-PEO NEOs in the table above.
Year	PEO	Non-PEO NEOs	Year	PEO	Non-PEO NEOs	Years	PEO	Non-PEO NEOs
2024	Jason D. Lippert	Lillian D. Etzkorn	2023	Jason D. Lippert	Lillian D. Etzkorn	2022 - 2020	Jason D. Lippert	Brian M. Hall
		Ryan R. Smith			Ryan R. Smith			Ryan R. Smith
		Jamie M. Schnur			Jamie M. Schnur			Jamie M. Schnur
		Andrew J. Namenye			Andrew J. Namenye			Andrew J. Namenye
Brian M. Hall
(2)	Our peer group for the calculation of TSR is the S&P Composite 1500 Auto Parts & Equipment Index, which is the industry index used in our stock price performance graph in our 2024 Annual Report to Stockholders.
(3)	Adjusted EBIT is identified as our company-selected measure. Adjusted EBIT is a non-GAAP financial measure. Refer to Appendix A to this Proxy Statement for a reconciliation of this non-GAAP financial measure to the corresponding GAAP measure.
(4)	The following adjustments were made to adjust SCT total pay in determining CAP. No adjustments were required in respect of stock options as none were granted and included in the SCT during 2020 – 2024.
			Deductions from SCT Total		Additions or Deductions to SCT Total
NEO	Year	SCT Total	Amounts Reported in the Summary Compensation Table Stock Awards Column	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Value of Equity Award Adjustments Calculated in Accordance with CAP Requirements(a)	Value of Service Cost and Prior Service Cost under the Pension Plans	CAP
	2024	$10,159,098	$(6,681,590)	—	$5,452,316	—	$8,929,824
Jason D.	2023	$8,642,843	$(7,169,980)	—	$5,045,679	—	$6,518,542
Lippert	2022	$10,533,675	$(6,522,567)	—	$(6,926,716)	—	$(2,915,608)
	2021	$10,993,750	$(5,245,239)	—	$18,893,744	—	$24,642,255
	2020	$9,509,751	$(5,316,527)	—	$9,247,650	—	$13,440,874
	2024	$3,809,192	$(1,956,314)	—	$1,547,281	—	$3,400,159
Average for	2023	$2,281,477	$(1,585,792)	—	$882,263	—	$1,577,949
Non-PEO	2022	$3,770,625	$(1,680,171)	—	$(574,514)	—	$1,515,940
NEOs	2021	$3,792,843	$(1,087,172)	—	$2,920,563	—	$5,626,233
	2020	$2,299,341	$(707,881)	—	$1,218,229	—	$2,809,689
(a)	The following elements comprise the equity fair value adjustments included in CAP.
NEO	Year	Fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	Change in fair value at FY end versus prior FY end for awards granted in any prior FY that remained outstanding	Change in fair value at vesting date versus prior FY end for awards granted in any prior FY that vested during the FY	Total Equity Adjustments Reflected in CAP
	2024	$5,456,200	$(431,178)	$427,293	$5,452,316
	2023	$2,523,251	$630,644	$1,891,784	$5,045,679
Jason D.	2022	$3,128,591	$(6,657,207)	$(3,398,100)	$(6,926,716)
Lippert	2021	$9,113,251	$9,213,995	$566,498	$18,893,744
	2020	$8,564,877	$1,017,350	$(334,577)	$9,247,650
	2024	$1,597,531	$(122,364)	$72,114	$1,547,281
Average for	2023	$596,067	$22,340	$263,856	$882,263
Non-PEO	2022	$854,897	$(1,049,842)	$(379,569)	$(574,514)
NEOs	2021	$1,888,872	$940,829	$90,862	$2,920,563
	2020	$1,101,643	$153,430	$(36,843)	$1,218,229

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote
(1)	The following individuals are included as PEO and Non-PEO NEOs in the table above.
Year	PEO	Non-PEO NEOs	Year	PEO	Non-PEO NEOs	Years	PEO	Non-PEO NEOs
2024	Jason D. Lippert	Lillian D. Etzkorn	2023	Jason D. Lippert	Lillian D. Etzkorn	2022 - 2020	Jason D. Lippert	Brian M. Hall
		Ryan R. Smith			Ryan R. Smith			Ryan R. Smith
		Jamie M. Schnur			Jamie M. Schnur			Jamie M. Schnur
		Andrew J. Namenye			Andrew J. Namenye			Andrew J. Namenye
Brian M. Hall

Peer Group Issuers, Footnote
(2)	Our peer group for the calculation of TSR is the S&P Composite 1500 Auto Parts & Equipment Index, which is the industry index used in our stock price performance graph in our 2024 Annual Report to Stockholders.

PEO Total Compensation Amount	$ 10,159,098	$ 8,642,843	$ 10,533,675	$ 10,993,750	$ 9,509,751
PEO Actually Paid Compensation Amount	$ 8,929,824	6,518,542	(2,915,608)	24,642,255	13,440,874
Adjustment To PEO Compensation, Footnote
(4)	The following adjustments were made to adjust SCT total pay in determining CAP. No adjustments were required in respect of stock options as none were granted and included in the SCT during 2020 – 2024.
			Deductions from SCT Total		Additions or Deductions to SCT Total
NEO	Year	SCT Total	Amounts Reported in the Summary Compensation Table Stock Awards Column	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Value of Equity Award Adjustments Calculated in Accordance with CAP Requirements(a)	Value of Service Cost and Prior Service Cost under the Pension Plans	CAP
	2024	$10,159,098	$(6,681,590)	—	$5,452,316	—	$8,929,824
Jason D.	2023	$8,642,843	$(7,169,980)	—	$5,045,679	—	$6,518,542
Lippert	2022	$10,533,675	$(6,522,567)	—	$(6,926,716)	—	$(2,915,608)
	2021	$10,993,750	$(5,245,239)	—	$18,893,744	—	$24,642,255
	2020	$9,509,751	$(5,316,527)	—	$9,247,650	—	$13,440,874
	2024	$3,809,192	$(1,956,314)	—	$1,547,281	—	$3,400,159
Average for	2023	$2,281,477	$(1,585,792)	—	$882,263	—	$1,577,949
Non-PEO	2022	$3,770,625	$(1,680,171)	—	$(574,514)	—	$1,515,940
NEOs	2021	$3,792,843	$(1,087,172)	—	$2,920,563	—	$5,626,233
	2020	$2,299,341	$(707,881)	—	$1,218,229	—	$2,809,689
(a)	The following elements comprise the equity fair value adjustments included in CAP.
NEO	Year	Fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	Change in fair value at FY end versus prior FY end for awards granted in any prior FY that remained outstanding	Change in fair value at vesting date versus prior FY end for awards granted in any prior FY that vested during the FY	Total Equity Adjustments Reflected in CAP
	2024	$5,456,200	$(431,178)	$427,293	$5,452,316
	2023	$2,523,251	$630,644	$1,891,784	$5,045,679
Jason D.	2022	$3,128,591	$(6,657,207)	$(3,398,100)	$(6,926,716)
Lippert	2021	$9,113,251	$9,213,995	$566,498	$18,893,744
	2020	$8,564,877	$1,017,350	$(334,577)	$9,247,650
	2024	$1,597,531	$(122,364)	$72,114	$1,547,281
Average for	2023	$596,067	$22,340	$263,856	$882,263
Non-PEO	2022	$854,897	$(1,049,842)	$(379,569)	$(574,514)
NEOs	2021	$1,888,872	$940,829	$90,862	$2,920,563
	2020	$1,101,643	$153,430	$(36,843)	$1,218,229

Non-PEO NEO Average Total Compensation Amount	$ 3,809,192	2,281,477	3,770,625	3,792,843	2,299,341
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,400,159	1,577,949	1,515,940	5,626,233	2,809,689
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The following adjustments were made to adjust SCT total pay in determining CAP. No adjustments were required in respect of stock options as none were granted and included in the SCT during 2020 – 2024.
			Deductions from SCT Total		Additions or Deductions to SCT Total
NEO	Year	SCT Total	Amounts Reported in the Summary Compensation Table Stock Awards Column	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Value of Equity Award Adjustments Calculated in Accordance with CAP Requirements(a)	Value of Service Cost and Prior Service Cost under the Pension Plans	CAP
	2024	$10,159,098	$(6,681,590)	—	$5,452,316	—	$8,929,824
Jason D.	2023	$8,642,843	$(7,169,980)	—	$5,045,679	—	$6,518,542
Lippert	2022	$10,533,675	$(6,522,567)	—	$(6,926,716)	—	$(2,915,608)
	2021	$10,993,750	$(5,245,239)	—	$18,893,744	—	$24,642,255
	2020	$9,509,751	$(5,316,527)	—	$9,247,650	—	$13,440,874
	2024	$3,809,192	$(1,956,314)	—	$1,547,281	—	$3,400,159
Average for	2023	$2,281,477	$(1,585,792)	—	$882,263	—	$1,577,949
Non-PEO	2022	$3,770,625	$(1,680,171)	—	$(574,514)	—	$1,515,940
NEOs	2021	$3,792,843	$(1,087,172)	—	$2,920,563	—	$5,626,233
	2020	$2,299,341	$(707,881)	—	$1,218,229	—	$2,809,689
(a)	The following elements comprise the equity fair value adjustments included in CAP.
NEO	Year	Fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	Change in fair value at FY end versus prior FY end for awards granted in any prior FY that remained outstanding	Change in fair value at vesting date versus prior FY end for awards granted in any prior FY that vested during the FY	Total Equity Adjustments Reflected in CAP
	2024	$5,456,200	$(431,178)	$427,293	$5,452,316
	2023	$2,523,251	$630,644	$1,891,784	$5,045,679
Jason D.	2022	$3,128,591	$(6,657,207)	$(3,398,100)	$(6,926,716)
Lippert	2021	$9,113,251	$9,213,995	$566,498	$18,893,744
	2020	$8,564,877	$1,017,350	$(334,577)	$9,247,650
	2024	$1,597,531	$(122,364)	$72,114	$1,547,281
Average for	2023	$596,067	$22,340	$263,856	$882,263
Non-PEO	2022	$854,897	$(1,049,842)	$(379,569)	$(574,514)
NEOs	2021	$1,888,872	$940,829	$90,862	$2,920,563
	2020	$1,101,643	$153,430	$(36,843)	$1,218,229

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VERSUS ADJUSTED EBIT
Total Shareholder Return Vs Peer Group	COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN
Tabular List, Table

Tabular List of Company Performance Measures

For the fiscal year ended December 31, 2024, Adjusted EBIT is identified as the most important financial performance measure in linking “compensation actually paid” to our performance. Adjusted EBIT was one of the only two performance measures used in our annual cash incentive program in 2024 (in addition to Cash Flow from Operations). The other most important financial performance measure used in 2024 in linking “compensation actually paid” to our performance is ROIC; ROIC was one of two performance measures used in our PSU awards granted in 2024 (in addition to Free Cash Flow as a percent of Operating Profit). We used these four financial measures in our 2024 incentive plans, so they are being disclosed in the following table.

Tabular List of Most Important Measures
(1) Adjusted EBIT
(2) ROIC
(3) Cash Flow from Operations
(4) Free Cash Flow as a percent of Operating Profit

Total Shareholder Return Amount	$ 113	133	94	153	124
Peer Group Total Shareholder Return Amount	86	108	102	151	123
Net Income (Loss)	$ 143,000,000	$ 64,000,000	$ 395,000,000	$ 288,000,000	$ 158,000,000
Company Selected Measure Amount	218,000,000	123,000,000	553,000,000	398,000,000	247,000,000
PEO Name	Jason D. Lippert	Jason D. Lippert	Jason D. Lippert	Jason D. Lippert	Jason D. Lippert
Additional 402(v) Disclosure

TSR was not used as a performance measure in our 2024 annual cash incentive or equity programs. However, the fact that stock price impacts the value of outstanding and vested equity awards means that there is some relationship between CAP and our TSR performance.

Our company-selected measure is Adjusted EBIT, which was the only performance measure under our annual cash incentive program in 2024. Even with the weight of this measure in our incentive framework, there is a limited relationship with CAP. Similarly, we do not use GAAP net income in our incentive plans. Accordingly, there is a limited relationship with CAP.

Equity Awards Adjustments, Footnote
(a)	The following elements comprise the equity fair value adjustments included in CAP.
NEO	Year	Fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	Change in fair value at FY end versus prior FY end for awards granted in any prior FY that remained outstanding	Change in fair value at vesting date versus prior FY end for awards granted in any prior FY that vested during the FY	Total Equity Adjustments Reflected in CAP
	2024	$5,456,200	$(431,178)	$427,293	$5,452,316
	2023	$2,523,251	$630,644	$1,891,784	$5,045,679
Jason D.	2022	$3,128,591	$(6,657,207)	$(3,398,100)	$(6,926,716)
Lippert	2021	$9,113,251	$9,213,995	$566,498	$18,893,744
	2020	$8,564,877	$1,017,350	$(334,577)	$9,247,650
	2024	$1,597,531	$(122,364)	$72,114	$1,547,281
Average for	2023	$596,067	$22,340	$263,856	$882,263
Non-PEO	2022	$854,897	$(1,049,842)	$(379,569)	$(574,514)
NEOs	2021	$1,888,872	$940,829	$90,862	$2,920,563
	2020	$1,101,643	$153,430	$(36,843)	$1,218,229

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description
(3)	Adjusted EBIT is identified as our company-selected measure. Adjusted EBIT is a non-GAAP financial measure. Refer to Appendix A to this Proxy Statement for a reconciliation of this non-GAAP financial measure to the corresponding GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow from Operations
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow as a percent of Operating Profit
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,681,590)	(7,169,980)	(6,522,567)	(5,245,239)	(5,316,527)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,452,316	5,045,679	(6,926,716)	18,893,744	9,247,650
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,456,200	2,523,251	3,128,591	9,113,251	8,564,877
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(431,178)	630,644	(6,657,207)	9,213,995	1,017,350
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	427,293	1,891,784	(3,398,100)	566,498	(334,577)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,956,314)	(1,585,792)	(1,680,171)	(1,087,172)	(707,881)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,547,281	882,263	(574,514)	2,920,563	1,218,229
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,597,531	596,067	854,897	1,888,872	1,101,643
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,364)	22,340	(1,049,842)	940,829	153,430
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 72,114	$ 263,856	$ (379,569)	$ 90,862	$ (36,843)